Financial Instruments-Risk Management - Summary of Subject to Market and Credit Risk With a Reconcilation (Parenthetical) (Detail) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Residential mortgage guaranteed loans	$ 85.4	$ 81.5
Percentage of amount insured on mortgage	90.00%	90.00%